Cash and stock-based compensation plans (Details 5) (Stock Option Plan 2006 - Directors and Executives [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan 2006 - Directors and Executives [Member]
Options Outstanding	180,154	207,706	207,706
Forfeited Options	0	0	0
Exercised Options	(130,350)	(27,552)
Options Outstanding	49,804	180,154	207,706
Exercisable Options	49,804
Outstanding weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Forfeited Weighted average exercise price	$ 0	$ 0	$ 0
Outstanding weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Exercised Weighted average exercise price	$ 16.34	$ 16.34
Exercisable Weighted average exercise price	$ 16.34
Outstanding Weighted Average remaining contractual term	1 year 1 month 13 days
Exercisable Weighted Average remaining contractual term	1 year 1 month 13 days
Outstanding Aggregate intrinsic value	$ 260
Exercisable Aggregate intrinsic value	$ 260	$ 0